1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

October 19, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares, Inc. (the “Company”)

(Securities Act File No. 033-97598

Investment Company Act File No. 811-09102)

Post-Effective Amendment No. 529

Commission Staff:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 529 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Company (the “Funds”):

•	iShares Frontier and Select EM ETF (“FM”)

•	iShares Emerging Markets Equity Factor ETF (“EMGF”)

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment is being filed to reflect the following material changes to the Funds’ prior annual update filing, Post-Effective Amendment No. 526, filed pursuant to Rule 485(b), which became effective on December 29, 2022. The Amendment also reflects other non-material changes as the Company deems appropriate.

1.	The changes, as highlighted below, to FM’s name, investment objective and corresponding changes to FM’s principal investment strategies, took effect on or around June 1, 2023.

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Amendment.

BRUSSELS CHICAGO FRANKFURT HOUSTON LONDON LOS ANGELES MILAN

NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

October 19, 2023

Comparison of FM’s Prior and New Name and Prior and New Investment Objective

Ticker	Prior Fund Name	New Fund Name	Prior Investment Objective	New Investment Objective
FM	iShares MSCI Frontier and Select EM ETF	iShares Frontier and Select EM ETF	The iShares MSCI Frontier and Select EM ETF (the “Fund”) seeks to track the investment results of an index composed primarily of frontier market equities along with select emerging market equities.	The iShares Frontier and Select EM ETF (the “Fund”) seeks to provide exposure to frontier market equities along with select emerging market equities.

FM’s Revised Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers economically tied to frontier markets and issuers economically tied to emerging markets, or in depositary receipts representing such securities.

Frontier markets are those markets that are considered to be among the smallest, least mature and least liquid investable equity markets. Additionally, the emerging markets in which the Fund seeks to invest are those markets selected from the lower size spectrum of emerging markets (i.e., emerging market countries with lower gross national income per capita and total stock market capitalizations relative to those of the full spectrum of emerging market countries). For this purpose, frontier markets and select emerging markets include, but are not limited to, the markets included in the MSCI Frontier and Emerging Markets Select Index (the “Benchmark”). As of August 31, 2023, the Benchmark consisted of securities in the following countries or regions: Bahrain, Bangladesh, Colombia, Egypt, Estonia, Jordan, Kazakhstan, Kenya, Lithuania, Morocco, Nigeria, Oman, Pakistan, Peru, the Philippines, Romania, Sri Lanka and Vietnam. To the extent that markets restrict or delay repatriation of the applicable local currency, the Fund may choose not to invest in, or limit their investments in, such markets.

The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index. In selecting investments for the Fund, BFA uses optimization techniques relative to the Benchmark in order to provide exposure to frontier markets and select emerging markets while taking into account, among other things, regulatory requirements, market limitations, and repatriation restrictions as determined by BFA. As a result of the optimization techniques, the performance of the Fund may materially differ from that of the Benchmark.

The Fund may also invest in other securities and instruments, including but not limited to, certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that the alternative, in the opinion of BFA, is consistent with the Fund’s investment objective and is in the best interest of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

2.	The changes, as highlighted below, to EMGF’s name, underlying index and corresponding changes to EMGF’s principal investment strategies, took effect on or around March 1, 2023.

October 19, 2023

Comparison of EMGF’s Prior and New Name and Prior and New Underlying Index

Ticker	Prior Fund Name	New Fund Name	Prior Underlying Index	New Underlying Index
EMGF	iShares MSCI Emerging Markets Multifactor ETF	iShares Emerging Markets Equity Factor ETF	MSCI Emerging Markets Diversified Multiple-Factor Index	STOXX Emerging Markets Equity Factor Index

EMGF’s Revised Principal Investment Strategies

The Fund seeks to track the investment results of the STOXX Emerging Markets Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of large- and mid-capitalization equity securities from the STOXX Emerging Markets Index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index seeks to control exposure to, among other things, industries and countries, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index is a free float market capitalization-weighted index designed to measure the performance of large- and mid-capitalization companies from emerging markets. Large- and mid-capitalization companies, as calculated by the Index Provider, represent approximately the top 85% of the investable market capitalization of each emerging market country included in the Parent Index, as determined by STOXX.

The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).

The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer’s GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.

The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.

The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider.

The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.

The maximum weight of a single security is 10%, and the sum of security weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index. The Index Provider also applies other constraints, such as country and sector exposures relative to the Parent Index, among others. The Underlying Index is reviewed and rebalanced quarterly.

October 19, 2023

As of August 31, 2023, the Underlying Index consisted of approximately 588 constituents from companies in the following countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates.

As of August 31, 2023, a significant portion of the Underlying Index is represented by securities of companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

***

The Amendment follows the general format used by previous filings of the Company and much of the disclosure is substantially similar to that in previous filings of the Company. As an example, the Amendment follows the format used by, and much of the disclosure is substantially similar to, Post-Effective Amendment No. 520, filed

October 19, 2023

pursuant to Rule 485(a)(1) on October 17, 2022 relating to iShares MSCI BIC ETF, which was reviewed by the Staff and became effective on December 29, 2022. The Company notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to that Fund.

The operations of the Fund, the description of the shares offered, and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Company, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1285.

Sincerely,

/s/ Anne C. Choe
Anne C. Choe

cc:	Marisa Rolland

Jennifer Kerslake

Timothy Kahn

Michael Gung

George Rafal

Toree Ho

Luis Mora

Hannah Fiest

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).